Disclosure of New IFRS in the Period (Tables)	12 Months Ended
Dec. 31, 2018
Disclourse of New IFRS in the Period [Abstract]
Schedule of consolidated financial statements
	As of January 1, 2018
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Current liabilities
Deferred revenues	$280	$50	$330

Non - current liabilities
Deferred revenues	$1,246	$(400)	$846

Equity attributable to equity holders of the Company
Accumulated deficit	$(94,052)	$350	$(93,702)

	As of December 31, 2018
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Current liabilities
Deferred revenues	$926	$(26)	$900

Non - current liabilities
Deferred revenues	$1,818	$(588)	$1,230

Equity attributable to equity holders of the Company
Accumulated deficit	$(94,052)	$350	$(93,702)

	Year ended December 31, 2018
	As reported (IFRS 15)	Adjustments	IAS 18 (excluding impact of IFRS 15)
Revenues	$3,820	$(201)	$3,619
Operating expenses	(9,234)	-	(9,234)
Operating loss	(5,414)	(201)	(5,615)
Financial expense, net	(1,153)	426	(727)
Loss before taxes on income	$(6,567)	$225	$(6,342)
Taxes on income	(4)	-	(4)
Net loss	(6,571)		(6,346)
	.
Basic and diluted net loss per share	$0.08	$-	$0.08